UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-04171

CREDIT SUISSE CASH RESERVE FUND, INC.
(Exact name of registrant as specified in charter)

Eleven Madison Avenue, New York, New York			10010
(Address of principal executive offices)			(Zip code)

J. Kevin Gao, Esq. Credit Suisse Cash Reserve Fund, Inc. Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 325-2000

Date of fiscal year end:	December 31st

Date of reporting period:	January 1, 2008 to December 31, 2008

Item 1. Reports to Stockholders.

CREDIT SUISSE FUNDS

Annual Report

December 31, 2008

■  CREDIT SUISSE
  CASH RESERVE FUND

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 800-927-2874 or by writing to Credit Suisse Funds, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at Eleven Madison Avenue, New York, NY 10010. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

The views of the Fund's management are as of the date of the letter and the Fund holdings described in this document are as of December 31, 2008; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

Credit Suisse Cash Reserve Fund
Annual Investment Adviser's Report
December 31, 2008 (unaudited)

February 3, 2009

Dear Shareholder:

For the Credit Suisse Cash Reserve Fund (the "Fund"), the annualized current yields for the seven-day period ended December 31, 2008, were 0.62%, 0.37%, 0.17% and 0.16% for the Fund's Common Class, Class A, B and C shares, respectively.1 The Fund's weighted average maturity as of December 31, 2008, was 12 days.

Market Review: Front end of the market stabilizing

For the year ending December 31, 2008, market conditions could best be described as brutal. Liquidity conditions, which were difficult at the beginning of the year, only deteriorated as the market weathered a near collapse of the global financial system.

The general risk aversion in the marketplace drove spreads on all non-treasury securities to wide measures never seen before. Toward the end of the year, the Federal Reserve and the Treasury put a number of programs in place that allowed the front end of the market to stabilize and spreads to narrow. Though improved, liquidity is still an issue for securities that are neither extremely short nor covered by one of the government programs.

Federal Reserve policy has shifted dramatically in response to the systemic meltdown in 2008. The overnight Fed Funds rate began the year at 4.25% and ended the year at roughly zero as the Fed changed course from an inflation fighting tone to a deflation fighting one. Other short-term interest rates have been very volatile and much slower to fall as a result of investor risk aversion and the general fear resulting from high-profile bank and broker-dealer bankruptcies.

Strategic Review and Outlook: Expecting spreads to tighten

For the twelve-month period ended December 31, 2008, the Fund slightly underperformed the industry average as we followed an extremely conservative investment strategy that emphasized liquidity and excluded several high yielding asset classes.

We have seen a gradual improvement in the front end of the yield curve as the Federal Reserve's zero interest rate policy has forced investors to extend out on both the yield curve and the risk curve. We expect this to continue and anticipate that the historically wide spreads between overnight rates and Libor rates will narrow over the next 3 to 6 months.

The Fund has been closed to new investors and the Fund's directors have announced their intent to recommend that shareholders approve the complete

Credit Suisse Cash Reserve Fund
Annual Investment Adviser's Report (continued)
December 31, 2008 (unaudited)

liquidation of the Fund. In light of the sustained compromised liquidity in the market, we anticipate continuing the strategy of maintaining maximum liquidity in the portfolio — even at the expense of maximizing the yield.

Credit Suisse Asset Management, LLC

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

Credit Suisse Cash Reserve Fund
Annual Investment Adviser's Report (continued)
December 31, 2008 (unaudited)

Average Annual Returns as of December 31, 20081

	1 Year	5 Years	10 Years	Since Inception	Inception Date
Common Class	2.30%	3.07%	3.18%	2.66%	4/16/85
Class A	2.05%	2.82%	—	2.21%	11/30/01
Class B	1.85%	2.62%	—	2.33%	5/1/03
Class C	1.85%	2.62%	—	2.33%	5/1/03

7-Day Annualized Current Yields as of December 31, 20081

Common Class	0.62%
Class A	0.37%
Class B	0.17%
Class C	0.16%

Returns represent past performance and include reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Yield quotations more closely reflect the current earnings of the Fund than total return quotations. The Fund's yield will fluctuate. Although the Fund seeks to maintain a constant net asset value of $1 per share, there can be no assurance that it can do so on a continuing basis and it is possible to lose money by investing in the Fund. An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Performance information current to the most recent month-end is available at www.credit-suisse.com/us.

The annualized gross and net expense ratios are 0.55% for Common Class shares, 0.80% for Class A shares, 1.00% for Class B shares and 1.00% for Class C shares.

1  Returns and yields may include waivers of advisory fees and reimbursements of Fund expenses. Declines in interest-rate levels could cause the Fund's earnings to fall below the Fund's expenses, resulting in a negative yield. Credit Suisse has agreed voluntarily to waive fees and reimburse expenses as necessary to maintain a positive yield. This waiver and reimbursement may be changed or terminated at any time. Returns assume reinvestment of dividends.

Credit Suisse Cash Reserve Fund
Annual Investment Adviser's Report (continued)
December 31, 2008 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended December 31, 2008.

The table illustrates your Fund's expenses in two ways:

• Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

Credit Suisse Cash Reserve Fund
Annual Investment Adviser's Report (continued)
December 31, 2008 (unaudited)

Expenses and Value for a $1,000 Investment
for the six month period ended December 31, 2008

Actual Fund Return	Common Class	Class A	Class B	Class C
Beginning Account Value 7/1/08	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 12/31/08	$1,009.00	$1,007.80	$1,006.80	$1,006.70
Expenses Paid per $1,000*	$2.88	$4.14	$5.15	$5.15
Hypothetical 5% Fund Return
Beginning Account Value 7/1/08	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 12/31/08	$1,022.27	$1,021.01	$1,020.01	$1,020.01
Expenses Paid per $1,000*	$2.90	$4.17	$5.18	$5.18
	Common Class	Class A	Class B	Class C
Annualized Expense Ratios*	0.57%	0.82%	1.02%	1.02%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 366.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher.

For more information, please refer to the Fund's prospectus.

Credit Suisse Cash Reserve Fund
Annual Investment Adviser's Report (continued)
December 31, 2008 (unaudited)

Credit Quality Breakdown*

Ratings S&P
AAA	49.0%
AA	12.7%
A	4.9%
A-1+	5.8%
A-1	7.3%
Subtotal	79.7%
Repurchase Agreement	20.3%
Total	100.0%

*  Expressed as a percentage of total investments and may vary over time.

Credit Suisse Cash Reserve Fund
Schedule of Investments
December 31, 2008

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
COMMERCIAL PAPER (13.1%)
Corporates (13.1%)
$5,000	ABN AMRO North America Finance, Inc.	(A-1+, P-1)	03/12/09	3.010	$4,970,736
14,000	Chariot Funding LLC, Rule 144A‡	(A-1, P-1)	01/07/09	1.400	13,996,733
15,000	Falcon Asset Securitization Co. LLC	(A-1, P-1)	01/21/09	1.400	14,988,334
15,000	Kitty Hawk Funding Corp.	(A-1+, P-1)	02/02/09	1.400	14,981,333
15,066	Old Line Funding LLC, Rule 144A‡	(A-1, P-1)	01/05/09	1.400	15,063,657
15,000	Ranger Funding Co. LLC	(A-1+, P-1)	01/26/09	1.500	14,984,375
TOTAL COMMERCIAL PAPER (Cost $78,985,168)					78,985,168
CERTIFICATES OF DEPOSIT (6.6%)
Banks (6.6%)
10,000	Calyon NY#	(AA-, Aa1)	02/13/09	1.180	9,992,895
3,000	Nordea Bank Finland NY#	(AA-, Aa1)	02/06/09	1.876	2,998,238
13,400	Nordea Bank Finland NY	(AA-, Aa1)	04/09/09	1.855	13,381,721
13,750	Svenska Handelsbanken	(AA-, Aa1)	01/05/09	4.178	13,749,514
TOTAL CERTIFICATES OF DEPOSIT (Cost $40,122,368)					40,122,368
CORPORATE OBLIGATIONS (13.6%)
Banks (4.1%)
9,400	JPMorgan Chase & Co., Series MTNC, Senior Unsecured Notes#	(A+, Aa2)	06/26/09	1.516	9,391,600
8,700	Wachovia Bank NA, Series BKNT, Senior Unsecured Notes	(AA+, Aa1)	03/23/09	1.538	8,696,051
6,600	Westpac Banking Corp. NY, Series DPNT, Senior Unsecured Notes#	(AA, Aa1)	06/01/09	0.865	6,600,000
					24,687,651
Finance (4.3%)
10,000	American Express Credit Corp., Series MTNB, Senior Unsecured Notes#*	(A, A1)	04/06/09	1.936	9,977,641
10,000	American Honda Finance Corp., Rule 144A, Series MTN#‡	(A+, Aa3)	08/26/09	2.319	10,000,000
6,000	General Electric Capital Corp., Series MTNA, Senior Unsecured Notes	(AAA, Aaa)	01/05/09	4.248	5,999,971
					25,977,612
Insurance (5.2%)
11,600	Metropolitan Life Global Funding I, Rule 144A, Series MTN#‡*	(AA, Aa2)	06/12/09	2.474	11,600,000
10,000	Monumental Global Funding III, Rule 144A, Senior Unsecured Notes#‡*	(AA, Aa3)	08/17/09	2.549	10,000,000
10,000	New York Life Global Funding, Rule 144A, Series MTN, Senior Unsecured Notes#‡	(AAA, Aaa)	09/04/09	2.310	10,000,000
					31,600,000
TOTAL CORPORATE OBLIGATIONS (Cost $82,265,263)					82,265,263

See Accompanying Notes to Financial Statements.

Credit Suisse Cash Reserve Fund
Schedule of Investments (continued)
December 31, 2008

Number of Shares		Ratings† (S&P/Moody's)			Value
INVESTMENT COMPANIES (46.4%)
35,000,000	BlackRock Liquidity Funds FedFund Portfolio	(AAA, Aaa)			$35,000,000
35,000,000	Columbia Fund Series Trust - Columbia Government Reserves	(AAA, Aaa)			35,000,000
35,000,000	Dreyfus Government Cash Management	(AAA, Aaa)			35,000,000
35,000,000	Federated Government Obligations Fund	(AAA, Aaa)			35,000,000
35,000,000	Fidelity Institutional Government Portfolio	(AAA, Aaa)			35,000,000
35,000,000	Goldman Sachs Financial Square Funds - Government Fund	(AAA, Aaa)			35,000,000
35,000,000	JPMorgan US Government Money Market Fund	(AAA, Aaa)			35,000,000
35,000,000	Wells Fargo Advantage Government Money Market Fund	(AAA, Aaa)			35,000,000
TOTAL INVESTMENT COMPANIES (Cost $280,000,000)					280,000,000
Par (000)			Maturity	Rate%
REPURCHASE AGREEMENT (20.3%)
$122,440	Goldman Sachs Tri Party Repo (Agreement dated 12/31/08 to be repurchased at $122,440,068, collateralized by $79,578,900 US Treasury Bond, 6.750% due 08/15/26. Market Value of collateral is $124,888,937) (Cost $122,440,000)	(AAA, Aaa)	01/02/09	0.010	122,440,000
TOTAL INVESTMENTS AT VALUE (100.0%) (Cost $603,812,799)					603,812,799
OTHER ASSETS IN EXCESS OF LIABILITIES (0.0%)					110,763
NET ASSETS (100.0%)					$603,923,562

Average Weighted Maturity — 12 days (unaudited)

INVESTMENT ABBREVIATIONS

BKNT = Bank Note

DPNT = Deposit Note

MTN = Medium Term Note

MTNA = Medium Term Note, Series A

MTNB = Medium Term Note, Series B

MTNC = Medium Term Note, Series C

†  Credit ratings given by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

#  Variable rate obligations — The interest rate is the rate as of December 31, 2008.

‡  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2008, these securities amounted to a value of $70,660,390 or 11.7% of net assets.

*  Securities considered illiquid. The total value of such securities as of December 31, 2008 was $31,577,641 or 5.2% of net assets.

See Accompanying Notes to Financial Statements.

Credit Suisse Cash Reserve Fund
Statement of Assets and Liabilities
December 31, 2008

Assets
Investments at value (Cost $481,372,799) (Note 2)	$481,372,799
Repurchase agreement at value (Cost $122,440,000) (Note 2)	122,440,000
Cash	149
Receivable for fund shares sold	582,223
Interest receivable	338,058
Dividend receivable from Mutual Funds	98,634
Prepaid expenses	109,275
Total Assets	604,941,138
Liabilities
Advisory fee payable (Note 3)	183,118
Administrative services fee payable (Note 3)	97,656
Shareholder servicing/Distribution fees payable (Note 3)	114,554
Payable for fund shares redeemed	517,344
Dividends payable	27,867
Directors' fee payable	2,574
Other accrued expenses payable	74,463
Total Liabilities	1,017,576
Net Assets
Capital stock, $.001 par value (Note 4)	603,902
Paid-in capital (Note 4)	603,547,752
Accumulated net realized loss on investments	(228,092)
Net Assets	$603,923,562
Common Shares
Net assets	$104,088,660
Shares outstanding	104,063,031
Net asset value, offering price and redemption price per share	$1.00
A Shares
Net assets	$499,629,672
Shares outstanding	499,634,549
Net asset value, offering price and redemption price per share	$1.00
B Shares
Net assets	$130,345
Shares outstanding	129,987
Net asset value, offering price and redemption price per share	$1.00
C Shares
Net assets	$74,885
Shares outstanding	74,703
Net asset value, offering price and redemption price per share	$1.00

See Accompanying Notes to Financial Statements.

Credit Suisse Cash Reserve Fund
Statement of Operations
For the Year Ended December 31, 2008

Investment Income (Note 2)
Interest	$15,396,860
Dividends from Mutual Funds	98,634
Total investment income	15,495,494
Expenses
Investment advisory fees (Note 3)	1,936,402
Administrative services fees (Note 3)	695,981
Shareholder servicing/Distribution fees (Note 3)
Class A	1,301,385
Class B	615
Class C	317
Transfer agent fees	91,350
Temporary guarantee program fees (Note 1)	63,459
Registration fees	63,222
Legal fees	46,580
Printing fees (Note 3)	40,702
Audit and tax fees	26,753
Custodian fees	22,423
Directors' fees	17,285
Insurance expense	14,179
Miscellaneous expense	9,218
Total expenses	4,329,871
Net investment income	11,165,623
Net Realized Loss from Investments	(427,727)
Net increase in net assets resulting from operations	$10,737,896

See Accompanying Notes to Financial Statements.

Credit Suisse Cash Reserve Fund
Statements of Changes in Net Assets

	For the Year Ended December 31, 2008	For the Year Ended December 31, 2007
From Operations
Net investment income	$11,165,623	$22,066,513
Net realized loss from investments	(427,727)	(21,283)
Net increase in net assets resulting from operations	10,737,896	22,045,230
From Dividends
Dividends from net investment income
Common Class shares	(668,897)	(1,487,166)
Class A shares	(10,492,959)	(20,569,990)
Class B shares	(2,496)	(7,006)
Class C shares	(1,271)	(2,351)
Net decrease in net assets resulting from dividends	(11,165,623)	(22,066,513)
From Capital Share Transactions (Note 4)
Proceeds from sale of shares	1,227,229,941	1,052,059,596
Reinvestment of dividends	10,989,693	21,571,648
Net asset value of shares redeemed	(1,139,210,838)	(1,051,655,113)
Net increase in net assets from capital share transactions	99,008,796	21,976,131
Increase due to capital contribution from advisor (Note 3)	449,018	77,802
Net increase in net assets	99,030,087	22,032,650
Net Assets
Beginning of year	504,893,475	482,860,825
End of year	$603,923,562	$504,893,475

See Accompanying Notes to Financial Statements.

Credit Suisse Cash Reserve Fund
Financial Highlights
(For a Common Class Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended December 31,
	2008	2007	2006	2005	2004
Per share data
Net asset value, beginning of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
INVESTMENT OPERATIONS
Net investment income	0.0228	0.0472	0.0455	0.0270	0.0090
Net loss on investments (both realized and unrealized)	(0.0006)	(0.0001)	—	(0.0018)	—
Total from investment operations	0.0222	0.0471	0.0455	0.0252	0.0090
LESS DIVIDENDS
Dividends from net investment income	(0.0228)	(0.0472)	(0.0455)	(0.0270)	(0.0090)
INCREASE DUE TO CAPITAL CONTRIBUTION	0.0006	0.0001	—	0.0018	—
Net asset value, end of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return[1]	2.30%	4.83%	4.64%	2.73%	0.90%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$104,089	$26,625	$29,020	$45,532	$48,375
Ratio of expenses to average net assets	0.55%	0.53%	0.55%	0.55%	0.50%
Ratio of net investment income to average net assets	2.06%	4.75%	4.53%	2.69%	0.87%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	—	—	0.18%	0.38%	0.44%

1  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the years shown, total returns would have been lower.

See Accompanying Notes to Financial Statements.

Credit Suisse Cash Reserve Fund
Financial Highlights
(For a Class A Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended December 31,
	2008	2007	2006	2005	2004
Per share data
Net asset value, beginning of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
INVESTMENT OPERATIONS
Net investment income	0.0203	0.0449	0.0430	0.0245	0.0065
Net loss on investments (both realized and unrealized)	(0.0006)	(0.0002)	—	(0.0015)	—
Total from investment operations	0.0197	0.0447	0.0430	0.0230	0.0065
LESS DIVIDENDS
Dividends from net investment income	(0.0203)	(0.0449)	(0.0430)	(0.0245)	(0.0065)
INCREASE DUE TO CAPITAL CONTRIBUTION	0.0006	0.0002	—	0.0015	—
Net asset value, end of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return[1]	2.05%	4.58%	4.39%	2.48%	0.65%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$499,630	$478,066	$453,517	$9,543	$27,560
Ratio of expenses to average net assets	0.80%	0.78%	0.80%	0.80%	0.75%
Ratio of net investment income to average net assets	2.02%	4.48%	4.57%	2.44%	0.62%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	—	—	—	0.38%	0.44%

1  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the years shown, total returns would have been lower.

See Accompanying Notes to Financial Statements.

Credit Suisse Cash Reserve Fund
Financial Highlights
(For a Class B Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended December 31,
	2008	2007	2006	2005	2004
Per share data
Net asset value, beginning of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
INVESTMENT OPERATIONS
Net investment income	0.0184	0.0429	0.0411	0.0225	0.0045
Net loss on investments (both realized and unrealized)	(0.0006)	(0.0001)	—	(0.0019)	—
Total from investment operations	0.0178	0.0428	0.0411	0.0206	0.0045
LESS DIVIDENDS
Dividends from net investment income	(0.0184)	(0.0429)	(0.0411)	(0.0225)	(0.0045)
INCREASE DUE TO CAPITAL CONTRIBUTION	0.0006	0.0001	—	0.0019	—
Net asset value, end of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return[1]	1.85%	4.38%	4.19%	2.27%	0.45%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$130	$134	$271	$155	$98
Ratio of expenses to average net assets	1.00%	0.98%	1.00%	1.00%	0.95%
Ratio of net investment income to average net assets	1.83%	4.30%	4.13%	2.24%	0.42%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	—	—	0.16%	0.38%	0.44%

1  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the years shown, total returns would have been lower.

See Accompanying Notes to Financial Statements.

Credit Suisse Cash Reserve Fund
Financial Highlights
(For a Class C Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended December 31,
	2008	2007	2006	2005	2004
Per share data
Net asset value, beginning of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
INVESTMENT OPERATIONS
Net investment income	0.0183	0.0430	0.0411	0.0225	0.0045
Net loss on investments (both realized and unrealized)	(0.0006)	(0.0002)	—	(0.0017)	—
Total from investment operations	0.0177	0.0428	0.0411	0.0208	0.0045
LESS DIVIDENDS
Dividends from net investment income	(0.0183)	(0.0430)	(0.0411)	(0.0225)	(0.0045)
INCREASE DUE TO CAPITAL CONTRIBUTION	0.0006	0.0002	—	0.0017	—
Net asset value, end of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return[1]	1.85%	4.39%	4.19%	2.28%	0.45%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$75	$69	$53	$46	$46
Ratio of expenses to average net assets	1.00%	0.98%	1.00%	1.00%	0.95%
Ratio of net investment income to average net assets	1.81%	4.25%	4.32%	2.24%	0.42%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	—	—	0.07%	0.38%	0.44%

1  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the years shown, total returns would have been lower.

See Accompanying Notes to Financial Statements.

Credit Suisse Cash Reserve Fund
Notes to Financial Statements
December 31, 2008

Note 1. Organization

Credit Suisse Cash Reserve Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Fund was incorporated under the laws of the State of Maryland on November 15, 1984.

The investment objective of the Fund is to provide investors with high current income consistent with liquidity and stability of principal.

The Fund offers four classes of shares: Common Class shares, Class A shares, Class B shares and Class C shares. Each class of shares in the Fund represents an equal pro rata interest in the Fund, except that they bear different expenses, which reflect the differences in the range of services provided to them.

It is the policy of the Fund to maintain a stable net asset value of $1.00 per share. The Fund has adopted certain investment, fund valuation, dividend and distribution policies to enable it to do so. There is no assurance, however, that the Fund will be able to maintain a stable net asset value of $1.00 per share.

Temporary Guarantee Program — On October 1, 2008, the Board of Directors of the Fund approved participation in the U.S. Treasury Department's (the "Treasury") Temporary Guarantee Program for the Fund (the "Program"). The Fund paid the Treasury a fee based on the number of shares outstanding as of September 19, 2008 to participate in the Program for the initial 3-month term that expired on December 18, 2008. On December 3, 2008, the Board of Directors approved participation in the extension of the Program through April 30, 2009 for which the Fund paid the Treasury an additional fee also based on the number of shares outstanding as of September 19, 2008.

Under the Program, if the Fund's market-based net asset value per share drops below $0.995 on any day while the Program is in effect, shareholders of record on that date who also held shares in the Fund on September 19, 2008 may be eligible to receive a payment from the Treasury upon liquidation of the Fund. The fees are being amortized over the length of the participation in the Program. The expense is borne by the Fund subject to any expense limitation in effect for the Fund.

Note 2. Significant Accounting Policies

A) SECURITY VALUATION — The net asset value of the Fund is determined at 12:00 noon eastern time and at the close of regular trading on the New York Stock Exchange, Inc. (normally 4:00 pm eastern time) each day the Fund is open for business. The Fund's investments are valued under the amortized cost method, which has been determined by the Fund's Board of Directors to represent the fair value of the Fund's investments. Amortized cost involves

Credit Suisse Cash Reserve Fund
Notes to Financial Statements (continued)
December 31, 2008

Note 2. Significant Accounting Policies

valuing a Fund's holding initially at its cost and then assuming a constant amortization to maturity of any discount or premium. The amortized cost method ignores any impact of fluctuating interest rates. The Board of Directors has established procedures intended to stabilize the Fund's net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include review by the Board of Directors, at such intervals as it deems appropriate, to determine the extent, if any, to which the Fund's net asset value per share calculated by using available market quotations deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Directors will promptly consider what action, if any, should be initiated.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•  Level 1 – quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Credit Suisse Cash Reserve Fund
Notes to Financial Statements (continued)
December 31, 2008

Note 2. Significant Accounting Policies

The following is a summary of the inputs used as of December 31, 2008 in valuing the Fund's investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$280,000,000	$—
Level 2 – Other Significant Observable Inputs	323,812,799	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$603,812,799	$—

*Other financial instruments include futures, forwards and swap contracts.

B) ILLIQUID SECURITIES — A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of the Fund. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed.

Due to changes in market conditions, a number of the Fund's holdings that had previously been determined to be liquid were deemed to be illiquid. For so long as the Fund holds illiquid securities representing 10% or more of its total assets, the Fund may not purchase additional illiquid securities.

C) SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Certain expenses are class-specific expenses and vary by class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually, although the Fund may declare and pay short-term capital gains, if any, periodically as the Board of Directors determines. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

E) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

Credit Suisse Cash Reserve Fund
Notes to Financial Statements (continued)
December 31, 2008

Note 2. Significant Accounting Policies

During June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation 48 ("FIN 48" or the "Interpretation"), Accounting for Uncertainty in Income Taxes – an interpretation of FASB statement 109. The Fund has reviewed its current tax positions and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F) REPURCHASE AGREEMENTS — The Fund may enter into repurchase agreements. Under the terms of a typical repurchase agreement, a Fund acquires a security subject to an obligation of the seller to repurchase the security. Securities pledged as collateral for repurchase agreements are held by the broker until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payment of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

G) USE OF ESTIMATES — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

H) CREDIT AND MARKET RISK — The value of structured securities held in the Fund and underlying funds may be affected by, among other things, changes in: interest rates, the quality of the underlying assets or the market's assessments thereof, factors concerning the interests in and structure of the issuer or the originator of the receivables, or the creditworthiness of the entities that provide any credit enhancements.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse Asset Management, LLC ("Credit Suisse"), an indirect, wholly-owned subsidiary of Credit Suisse Group AG, serves as investment adviser for the Fund. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Fund at an annual rate of 0.35% of the Fund's average daily net assets. For the year ended December 31, 2008, investment advisory fees earned were $1,936,402.

During the year ended December 31, 2007, Credit Suisse voluntarily contributed capital to the Fund in the amount of $77,802 to offset the effect of accumulated realized losses in the Fund. Credit Suisse received no shares of common stock in exchange for this contribution, which increased the net asset

Credit Suisse Cash Reserve Fund
Notes to Financial Statements (continued)
December 31, 2008

Note 3. Transactions with Affiliates and Related Parties

value of the Fund. For tax purposes, this capital contribution will be applied against realized losses for the year. Such amount has been recorded as additional paid-in-capital in the Statement of Assets and Liabilities. In addition, an affiliate of Credit Suisse purchased $150 million of shares of the Fund in December 2008. Of this amount, $75 million of shares were subsequently redeemed prior to December 31, 2008.

During the year ended December 31, 2008, Credit Suisse voluntarily contributed capital to the Fund in the amount of $449,018 to offset the effect of accumulated realized losses in the Fund. Credit Suisse received no shares of common stock in exchange for this contribution, which increased the net asset value of the Fund. For tax purposes, this capital contribution will be applied against realized losses for the year. Such amount has been recorded as additional paid-in-capital in the Statement of Assets and Liabilities.

On August 16 and 28, 2007, an affiliate of Credit Suisse purchased at amortized cost, including accrued interest, which at the time approximated the then-current market value, from the Fund securities with a face value of $97,000,000.

Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of Credit Suisse, and State Street Bank and Trust Company ("SSB") serve as co-administrators to the Fund. For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.09% of the Fund's average daily net assets. For the year ended December 31, 2008, co-administrative services fees earned by CSAMSI were $497,944.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon the relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the year ended December 31, 2008, co-administrative services fees earned by SSB (including out-of-pocket expenses) were $198,037.

In addition to serving as the Fund's co-administrator, CSAMSI currently serves as distributor of the Fund's shares. Pursuant to distribution plans adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives fees for its distribution services. This fee is calculated at an annual rate of 0.25% of the average daily net assets of the Class A shares of the Fund. The maximum amount payable by the Class B shares and Class C shares of the Fund is 0.75% of their average daily net assets. For the year ended December 31, 2008, Class B shares and Class C shares of the Fund paid these fees at the annual rate of 0.45% of its average net assets. Common Class shares of the Fund do not bear distribution fees.

Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by the Fund to provide certain financial printing and fulfillment

Credit Suisse Cash Reserve Fund
Notes to Financial Statements (continued)
December 31, 2008

Note 3. Transactions with Affiliates and Related Parties

services. For the year ended December 31, 2008, Merrill was paid $36,564 for its services to the Fund.

Note 4. Capital Share Transactions

The Fund is authorized to issue six billion full and fractional shares of capital stock, $.001 par value per share, of which one billion shares are classified as Common Class shares, one billion shares are classified as Class A shares, one billion shares are classified as Class B shares and one billion shares are classified as Class C shares. Transactions in shares of the Fund were as follows:

	Common Class
	For the Year Ended December 31, 2008		For the Year Ended December 31, 2007
	Shares	Value	Shares	Value
Shares sold	199,118,393	$199,118,393	215,458,010	$215,458,010
Shares issued in reinvestment of dividends	519,126	519,126	1,009,117	1,009,117
Shares redeemed	(122,267,958)	(122,267,958)	(218,864,860)	(218,864,860)
Net increase (decrease)	77,369,561	$77,369,561	(2,397,733)	$(2,397,733)
	Class A
	For the Year Ended December 31, 2008		For the Year Ended December 31, 2007
	Shares	Value	Shares	Value
Shares sold	1,028,028,263	$1,028,028,263	836,571,682	$836,571,682
Shares issued in reinvestment of dividends	10,468,946	10,468,946	20,557,739	20,557,739
Shares redeemed	(1,016,860,715)	(1,016,860,715)	(832,633,852)	(832,633,852)
Net increase	21,636,494	$21,636,494	24,495,569	$24,495,569
	Class B
	For the Year Ended December 31, 2008		For the Year Ended December 31, 2007
	Shares	Value	Shares	Value
Shares sold	77,307	$77,307	7,107	$7,107
Shares issued in reinvestment of dividends	1,610	1,610	4,792	4,792
Shares redeemed	(82,165)	(82,165)	(149,437)	(149,437)
Net decrease	(3,248)	$(3,248)	(137,538)	$(137,538)
	Class C
	For the Year Ended December 31, 2008		For the Year Ended December 31, 2007
	Shares	Value	Shares	Value
Shares sold	5,978	$5,978	22,797	$22,797
Shares issued in reinvestment of dividends	11	11	—	—
Shares redeemed	—	—	(6,964)	(6,964)
Net increase	5,989	$5,989	15,833	$15,833

Credit Suisse Cash Reserve Fund
Notes to Financial Statements (continued)
December 31, 2008

Note 4. Capital Share Transactions

On December 31, 2008, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Common Class	1	72%
Class A	1	99%
Class B	6	87%
Class C	3	99%

Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

Note 5. Federal Income Taxes

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The tax characteristics of dividends paid during the years ended December 31, 2008 and 2007, respectively, by the Fund were as follows:

Ordinary Income
2008	2007
$11,165,623	$22,066,513

At December 31, 2008, the components of distributable earnings on a tax basis were as follows:

Accumulated realized loss	$(228,092)

At December 31, 2008, the Fund had capital loss carryforwards available to offset possible future capital gains as follows:

Expires December 31,
2010	2013
$223,220	$4,872

During the tax year ended December 31, 2008, the Fund utilized $21,291 of the capital loss carryforward.

It is uncertain whether the Fund will be able to realize the benefits of the capital loss carryforward before they expire.

Credit Suisse Cash Reserve Fund
Notes to Financial Statements (continued)
December 31, 2008

Note 5. Federal Income Taxes

At December 31, 2008, the identified cost for federal income tax purposes was $603,812,799.

At December 31, 2008, the Fund reclassified $472,256 to accumulated net realized loss on investments from paid in capital for current period permanent book/tax differences which arose principally from differing book/tax treatment of capital contributions. Net assets were not affected by these reclassifications.

Note 6. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 7. Recent Accounting Pronouncements

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows. Management of the Fund does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.

Note 8. Liquidation

The Board of Directors of the Fund has concluded that a complete liquidation of the Fund is in the best interest of the Fund and its shareholders. The reason for this is that the Board was informed by Credit Suisse that it intends to cease managing U.S. money market funds in the near future. Liquidation of the Fund will require approval of the Fund's shareholders, and the Fund intends to prepare proxy materials for a shareholder meeting in due course. In light of the decision to liquidate the Fund, the Fund was closed to new investors effective December 22, 2008.

Credit Suisse Cash Reserve Fund
Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholders of
Credit Suisse Cash Reserve Fund, Inc.:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Credit Suisse Cash Reserve Fund, Inc. (the "Fund") at December 31, 2008, the results of its operations for the year then ended and the changes in its net assets and financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2008 by correspondence with the custodian, transfer agent and brokers, provides a reasonable basis for our opinion.

As disclosed in Note 8 the Fund closed to new investors on December 22, 2008 following Board approval to liquidate the Fund.

PricewaterhouseCoopers LLP

Baltimore, Maryland
February 24, 2009

Credit Suisse Cash Reserve Fund
Board Approval of Advisory Agreement (unaudited)

In approving the renewal of the current Advisory Agreement, the Board of Directors, including the Independent Directors, at a meeting held on November 18 and 19, 2008, considered the following factors with respect to the Cash Reserve Fund (the "Fund"):

Investment Advisory Fee Rates

The Board reviewed and considered the contractual advisory fee rate of 0.35% ("Contractual Advisory Fee") for the Fund in light of the extent and quality of the advisory services provided by Credit Suisse Asset Management, LLC ("Credit Suisse").

Additionally, the Board received and considered information comparing the Fund's Contractual Advisory Fee and the Fund's overall expenses with those of funds in both the relevant expense group ("Expense Group") and universe of funds ("Expense Universe") provided by Lipper Inc., an independent provider of investment company data.

Nature, Extent and Quality of the Services under the Advisory Agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by Credit Suisse under the Advisory Agreement. The Board also noted information received at regular meetings throughout the year related to the services rendered by Credit Suisse. The Board reviewed background information about Credit Suisse, including its Form ADV. The Board considered the background and experience of Credit Suisse's senior management and the expertise of, and the amount of attention given to the Fund by, senior personnel of Credit Suisse. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund and the extent of the resources devoted to research and analysis of actual and potential investments. The Board also received and considered information about the nature, extent and quality of services and fee rates offered to other Credit Suisse clients for comparable services.

Fund Performance

The Board received and considered the performance results of the Fund over time, along with comparisons both to the relevant performance group ("Performance Group") and universe of funds ("Performance Universe") for the Fund. The Board was provided with a description of the methodology used to arrive at the funds included in the Performance Group and the Performance Universe.

Credit Suisse Cash Reserve Fund
Board Approval of Advisory Agreement (unaudited) (continued)

Credit Suisse Profitability

The Board received and considered a profitability analysis of Credit Suisse based on the fees payable under the Advisory Agreement for the Fund, including other relationships between the Fund on the one hand and Credit Suisse affiliates on the other. The Board received profitability information for the other funds in the Credit Suisse family of funds.

Economies of Scale

The Board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders. Accordingly, the Board considered whether alternative fee structures (such as breakpoint fee structures) would be more appropriate or reasonable taking into consideration economies of scale or other efficiencies that might accrue from increases in the Fund's asset levels.

Other Benefits to Credit Suisse

The Board considered other benefits received by Credit Suisse and its affiliates as a result of their relationship with the Fund. Such benefits include, among others, benefits potentially derived from an increase in Credit Suisse's businesses as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by Credit Suisse and its affiliates).

The Board considered the standards applied in seeking best execution and reviewed Credit Suisse's method for allocating portfolio investment opportunities among its advisory clients.

Conclusions

In selecting Credit Suisse, and approving the Advisory Agreement and the investment advisory fee under such agreement, the Board concluded that:

•  The combined Contractual Advisory Fee and co-administration fees were above the median of the Fund's Expense Group, but the actual total expenses were slightly below the median. In addition, the Contractual Advisory Fee was equal to or lower than eight of the seventeen funds in the Expense Group.

•  The Fund's performance was above most of its peers in its Performance Group and Performance Universe for the periods reviewed.

Credit Suisse Cash Reserve Fund
Board Approval of Advisory Agreement (unaudited) (continued)

•  The Board was satisfied with the nature and extent of the investment advisory services provided to the Fund by Credit Suisse and that, based on dialogue with management and counsel, the services provided by Credit Suisse under the Advisory Agreement are typical of, and consistent with, those provided to similar mutual funds by other investment advisers.

•  In light of the costs of providing investment management and other services to the Fund and Credit Suisse's ongoing commitment to the Fund, the profits and other ancillary benefits that Credit Suisse and its affiliates received were considered reasonable.

•  Credit Suisse's profitability based on fees payable under the Advisory Agreement was reasonable in light of the nature, extent and quality of the services provided to the Fund thereunder.

•  In light of the amount of the actual total expenses, the Fund's current fee structure (without breakpoints) was considered reasonable.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Advisory Agreement. The Independent Directors were advised by separate independent legal counsel throughout the process.

Credit Suisse Cash Reserve Fund
Information Concerning Directors and Officers (unaudited)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Independent Directors

Enrique Arzac c/o Credit Suisse Asset Management, LLC Attn: General Counsel Eleven Madison Avenue New York, New York 10010 (1941)	Director, Audit Committee Chairman and Nominating Committee Member	Since 2005	Professor of Finance and Economics, Graduate School of Business, Columbia University since 1971.	33	Director of Epoch Holding Corporation (an investment management and investment advisory services company); Director of The Adams Express Company (a closed-end investment company); Director of Petroleum and Resources Corporation (a closed-end investment company).

Jeffrey E. Garten[2] Box 208200 New Haven, Connecticut 06520-8200 (1946)	Director, Audit and Nominating Committee Member	Since 1998	The Juan Trippe Professor in the Practice of International Trade, Finance and Business from July 2005 to present; Partner and Chairman of Garten Rothkopf (consulting firm) from October 2005 to present; Dean of Yale School of Management from November 1995 to June 2005.	26	Director of Aetna, Inc. (insurance company); Director of CarMax Group (used car dealers).

1   Each Director and Officer serves until his or her respective successor has been duly elected and qualified.

2   Mr. Garten was initially appointed as a Director of the Fund on February 6, 1998. He resigned as Director on February 3, 2000 and was subsequently reappointed on December 21, 2000.

Credit Suisse Cash Reserve Fund
Information Concerning Directors and Officers (unaudited) (continued)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Independent Directors

Peter F. Krogh SFS/ICC 702 Georgetown University Washington, DC 20057 (1937)	Director, Audit and Nominating Committee Member	Since 2001	Dean Emeritus and Distinguished Professor of International Affairs at the Edmund A. Walsh School of Foreign Service, Georgetown University from June 1995 to present.	26	Director of Carlisle Companies Incorporated (diversified manufacturing company).

Steven N. Rappaport Lehigh Court, LLC 555 Madison Avenue 29th Floor New York, New York 10022 (1948)	Chairman of the Board of Directors, Audit Committee Member and Nominating Committee Chairman	Director since 1999 and Chairman since 2005	Partner of Lehigh Court, LLC and RZ Capital (private investment firms) from July 2002 to present.	33	Director of iCAD, Inc. (surgical and medical instruments and apparatus company); Director of Presstek, Inc. (digital imaging technologies company); Director of Wood Resources, LLC. (plywood manufacturing company).

Credit Suisse Cash Reserve Fund
Information Concerning Directors and Officers (unaudited) (continued)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years
Officers

George R. Hornig Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1954)	Chief Executive Officer and President	Since 2008	Managing Director of Credit Suisse; Co-Chief Operating Officer of Asset Management and Head of Asset Management Americas; Associated with Credit Suisse since 1999; Officer of other Credit Suisse Funds.

Michael A. Pignataro Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1959)	Chief Financial Officer	Since 1999	Director and Director of Fund Administration of Credit Suisse; Associated with Credit Suisse or its predecessor since 1984; Officer of other Credit Suisse Funds.

Emidio Morizio Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1966)	Chief Compliance Officer	Since 2004	Director and Global Head of Compliance of Credit Suisse; Associated with Credit Suisse since July 2000; Officer of other Credit Suisse Funds.

J. Kevin Gao Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1967)	Chief Legal Officer since 2006, Vice President and Secretary since 2004	Since 2004	Director and Legal Counsel of Credit Suisse; Associated with Credit Suisse since July 2003; Associated with the law firm of Willkie Farr & Gallagher LLP from 1998 to 2003; Officer of other Credit Suisse Funds.

Cecilia Chau Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1973)	Treasurer	Since 2008	Assistant Vice President of Credit Suisse since June 2007; Associated with Alliance Bernstein L.P. from January 2007 to May 2007; Associated with Credit Suisse from August 2000 to December 2006; Officer of other Credit Suisse Funds.

The Statement of Additional Information includes additional information about the Directors and is available, without charge, upon request, by calling 800-927-2874.

Credit Suisse Cash Reserve Fund
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-800-927-2874

•  On the Fund's website, www.credit-suisse.com/us

•  On the website of the Securities and Exchange Commission, www.sec.gov.

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

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P.O. BOX 55030, BOSTON, MA 02205-5030

800-927-2874 ■ www.credit-suisse.com/us

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.  CR-AR-1208

Item 2. Code of Ethics.

The registrant has adopted a code of ethics applicable to its Chief Executive Officer, President, Chief Financial Officer and Chief Accounting Officer, or persons performing similar functions. A copy of the code is filed as Exhibit 12(a)(1) to this Form. There were no amendments to the code during the fiscal year ended December 31, 2008. There were no waivers or implicit waivers from the code granted by the registrant during the fiscal year ended December 31, 2008.

Item 3. Audit Committee Financial Expert.

The registrant’s governing board has determined that it has two audit committee financial experts serving on its audit committee: Enrique R. Arzac and Steven N. Rappaport.  Each audit committee financial expert is “independent” for purposes of this item.

Item 4. Principal Accountant Fees and Services.

(a) through (d). The information in the table below is provided for services rendered to the registrant by its independent registered public accounting firm, PricewaterhouseCoopers LLP (“PwC”), for its fiscal years ended December 31, 2007 and December 31, 2008.

	2007	2008
Audit Fees	$14,197	$20,000
Audit-Related Fees(1)	$3,340	$3,400
Tax Fees(2)	$2,590	$3,255
All Other Fees	—	—
Total	$20,127	$26,655

(1) Services include agreed-upon procedures in connection with the registrant’s semi-annual financial statements ($3,340 for 2007 and $3,400 for 2008).

(2) Tax services in connection with the registrant’s excise tax calculations and review of the registrant’s applicable tax returns.

The information in the table below is provided with respect to non-audit services that directly relate to the registrant’s operations and financial reporting and that were rendered by PwC to the registrant’s investment adviser, Credit Suisse Asset Management, LLC (“Credit Suisse”), and any service provider to the registrant controlling, controlled by or under common control with Credit Suisse that provided ongoing services to the registrant (“Covered Services Provider”), for the registrant’s fiscal years ended December 31, 2007 and December 31, 2008.

2

	2007	2008
Audit-Related Fees	N/A	N/A
Tax Fees	N/A	N/A
All Other Fees	N/A	N/A
Total	N/A	N/A

(e)(1) Pre-Approval Policies and Procedures.  The Audit Committee (“Committee”) of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to Credit Suisse and any Covered Services Provider if the engagement relates directly to the operations and financial reporting of the registrant.  The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson shall report to the Committee, at its next regularly scheduled meeting after the Chairperson’s pre-approval of such services, his or her decision(s).  The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee’s pre-approval responsibilities to other persons (other than Credit Suisse or the registrant’s officers).  Pre-approval by the Committee of any permissible non-audit services shall not be required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the registrant, Credit Suisse and any Covered Services Provider constitutes not more than 5% of the total amount of revenues paid by the registrant to its independent registered public accounting firm during the fiscal year in which the permissible non-audit services are provided; (ii) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(e)(2) The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by PwC to the registrant for which the pre-approval requirement was waived pursuant to Rule 2-01(c)(7)(i)(C) of Regulation S-X:

	2007	2008
Audit-Related Fees	N/A	N/A
Tax Fees	N/A	N/A
All Other Fees	N/A	N/A
Total	N/A	N/A

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The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by PwC to Credit Suisse and any Covered Services Provider required to be approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X, for the registrant’s fiscal years ended December 31, 2007 and December 31, 2008:

	2007	2008
Audit-Related Fees	N/A	N/A
Tax Fees	N/A	N/A
All Other Fees	N/A	N/A
Total	N/A	N/A

(f) Not Applicable.

(g) The aggregate fees billed by PwC for non-audit services rendered to the registrant, Credit Suisse and Covered Service Providers for the fiscal years ended December 31, 2007 and December 31, 2008 were $5,930 and $6,655, respectively.

(h) Not Applicable.

Item 5. Audit Committee of Listed Registrants.

Form N-CSR disclosure requirement is not applicable to the registrant.

Item 6. Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this Form.

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Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Form N-CSR disclosure requirement is not applicable to the registrant.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Form N-CSR disclosure requirement is not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Form N-CSR disclosure requirement is not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

None

Item 11. Controls and Procedures.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Registrant’s Code of Ethics is an exhibit to this report.

(a)(2)	The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3)	Not applicable.

(b)	The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE CASH RESERVE FUND, INC.

/s/ George R. Hornig
Name: George R. Hornig
Title: Chief Executive Officer
Date: March 6, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ George R. Hornig
Name: George R. Hornig
Title: Chief Executive Officer
Date: March 6, 2009

/s/ Michael A. Pignataro
Name: Michael A. Pignataro
Title: Chief Financial Officer
Date: March 6, 2009